Annual Total Returns - Fidelity Advisor® Value Strategies Fund [BarChart] - 11.30 Fidelity Advisor Value Strategies Fund - Retail PRO-08 - Fidelity Advisor® Value Strategies Fund - Fidelity Advisor Value Strategies Fund-Retail Class
Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	27.01%
Annual Return 2013	30.42%
Annual Return 2014	6.45%
Annual Return 2015	(2.59%)
Annual Return 2016	11.28%
Annual Return 2017	19.18%
Annual Return 2018	(17.43%)
Annual Return 2019	34.56%
Annual Return 2020	8.25%
Annual Return 2021	33.30%